SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of reconciliation of liabilities arising from financing activities [Table Text Block]
	January 1, 2017	Cash payments		Non-cash changes		December 31, 2017
			Interest accrual	Changes in	Debenture
				estimate	converted to
					shares
Loans payable	$454,819	$(461,113)	$6,294	$-	$-	$-
Debenture liability	2,106,371	(200,000)	-	1,195,629	(3,102,000)	-
Total liabilities from financing activities	$2,561,190	$(661,113)	$6,294	$1,195,629	$(3,102,000)	$-